INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets
Schedule of intangible assets and accumulated amortization

	As of December 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	US$
Indefinite-lived:
Trade name and domain names	2,161	—	2,161	357
Finite-lived:
Technology	39,546	(16,689)	22,857	3,776
Trademark	148	(17)	131	21
Non-compete agreements	1,610	(769)	841	139
Customer relationship	13,349	(6,489)	6,860	1,133
	56,814	(23,964)	32,850	5,426

	As of December 31, 2014
	Gross carrying value	Accumulated amortization	Impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161	348
Finite-lived:
Technology	113,116	(36,027)	—	77,089	12,424
Licenses	65,726	(14,678)	(8,304)	42,744	6,888
Customer relationship	30,739	(3,901)	—	26,838	4,326
User base	62,563	(23,750)	—	38,813	6,256
Trademark	10,432	(827)	—	9,605	1,548
Domain names	2,533	(239)	—	2,294	370
Non-compete agreements	1,610	(1,538)	—	72	12

	288,880	(80,960)	(8,304)	199,616	32,172

Schedule of future amortization expense
	Years ended December 31,
	RMB	US$
2015	78,688	12,682
2016	56,857	9,164
2017	36,749	5,923
2018	15,314	2,468
2019	5,020	809
Thereafter	4,827	778